Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled Share Based Payment Transaction (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
2015 Plan: RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance | shares	7,259,464	8,076,058	5,408,018
Shares arising out of options, Granted | shares	2,631,950	2,255,532	5,139,370
Shares arising out of options, Exercised | shares	1,865,144	2,080,865	1,815,025
Shares arising out of options, Forfeited and expired | shares	646,821	991,261	656,305
Shares arising out of options, Ending balance | shares	7,379,449	7,259,464	8,076,058
Shares arising out of options, Exercisable at the end | shares	1,043,401	629,138	831,050
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.06	$ 0.06	$ 0.06
Weighted average exercise price, Granted | $ / shares	0.10	0.06	0.06
Weighted average exercise price, Exercised | $ / shares	0.10	0.06	0.06
Weighted average exercise price, Forfeited and expired | $ / shares	0.10	0.06	0.06
Weighted average exercise price outstanding, Ending balance | $ / shares	0.10	0.06	0.06
Weighted average exercise price, Exercisable at the end | $ / shares	$ 0.10	$ 0.06	$ 0.06
2015 Plan: Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance | shares	17,554	82,050	134,030
Shares arising out of options, Granted | shares	5,650,160
Shares arising out of options, Exercised | shares	14,728	61,672	51,980
Shares arising out of options, Forfeited and expired | shares	291,820	2,824
Shares arising out of options, Ending balance | shares	5,361,166	17,554	82,050
Shares arising out of options, Exercisable at the end | shares	28,096	17,554	82,050
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 5.83	$ 6.61	$ 6.44
Weighted average exercise price, Granted | $ / shares	17.84
Weighted average exercise price, Exercised | $ / shares	5.63	6.77	6.03
Weighted average exercise price, Forfeited and expired | $ / shares	17.91	5.90
Weighted average exercise price outstanding, Ending balance | $ / shares	17.54	5.83	6.61
Weighted average exercise price, Exercisable at the end | $ / shares	$ 15.27	$ 5.83	$ 6.61
2019 Plan: RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance | shares	8,072,635	8,023,855	7,222,038
Shares arising out of options, Granted | shares	4,549,356	3,744,345	4,187,902
Shares arising out of options, Exercised | shares	1,453,412	1,514,356	1,695,705
Shares arising out of options, Forfeited and expired | shares	745,697	2,181,209	1,690,380
Shares arising out of options, Ending balance | shares	10,422,882	8,072,635	8,023,855
Shares arising out of options, Exercisable at the end | shares	2,353,433	770,321	814,798
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.06	$ 0.06	$ 0.06
Weighted average exercise price, Granted | $ / shares	0.10	0.06	0.06
Weighted average exercise price, Exercised | $ / shares	0.10	0.06	0.06
Weighted average exercise price, Forfeited and expired | $ / shares	0.10	0.06	0.06
Weighted average exercise price outstanding, Ending balance | $ / shares	0.10	0.06	0.06
Weighted average exercise price, Exercisable at the end | $ / shares	$ 0.10	$ 0.06	$ 0.06